Goodwill and Other Intangible Assets (Changes in Carrying Amount of Goodwill by Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Goodwill [Line Items]
Gross goodwill, beginning of year	¥ 279,902	¥ 276,053
Accumulated impairment, beginning of year	(13,591)	(13,591)
Goodwill after accumulated impairment	266,311	262,462
Goodwill impairment loss	(8,499)
Foreign currency translation adjustment	(3,180)	4,669
Sale of a consolidated subsidiary	(10,937)
Other		(820)
Gross goodwill, end of year	265,785	279,902
Accumulated impairment, end of year	(22,090)	(13,591)
Balance at end of year	243,695	266,311
Telecommunications Business
Goodwill [Line Items]
Gross goodwill, beginning of year	143,918	141,825
Goodwill after accumulated impairment	143,918	141,825
Foreign currency translation adjustment	9	2,093
Gross goodwill, end of year	143,927	143,918
Balance at end of year	143,927	143,918
Smart Life Business
Goodwill [Line Items]
Gross goodwill, beginning of year	70,753	70,663
Goodwill after accumulated impairment	70,753	70,663
Goodwill impairment loss	(2,368)
Foreign currency translation adjustment	(22)	84
Other		6
Gross goodwill, end of year	70,731	70,753
Accumulated impairment, end of year	(2,368)
Balance at end of year	68,363	70,753
Other businesses
Goodwill [Line Items]
Gross goodwill, beginning of year	65,231	63,565
Accumulated impairment, beginning of year	(13,591)	(13,591)
Goodwill after accumulated impairment	51,640	49,974
Goodwill impairment loss	(6,131)
Foreign currency translation adjustment	(3,167)	2,492
Sale of a consolidated subsidiary	(10,937)
Other		(826)
Gross goodwill, end of year	51,127	65,231
Accumulated impairment, end of year	(19,722)	(13,591)
Balance at end of year	¥ 31,405	¥ 51,640